Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Net Liabilities Acquired (Details)	Jun. 30, 2025 USD ($)
Accounting Policies [Abstract]
Cash and cash equivalents	$ 3,361
Prepaid expenses	169,425
Accounts payable and accrued expenses	(4,873,019)
Debt (promissory notes)	(3,144,883)
Other current liabilities	(1,499,936)
Net liabilities acquired	(9,345,052)
Accumulated Deficit	$ (9,345,052)